Related party transactions - Transactions with key management personnel (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Related party transactions
Number of months base salary considered for severance payments	18 months
TELUS Corporation (parent) | Phantom restricted share units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	0	24,757	13,217
Grant-date-fair-value of awarded units (in dollars per share) | $ / shares	$ 0	$ 27.58	$ 24.97
Senior Leadership Team
Related party transactions
Short-term benefits	$ 7	$ 5	$ 4
Post-employment pension and other benefits	1	1	1
Share-based compensation	$ 11	$ 43	$ 5
Share options granted (in shares) | shares		579,949
Weighted average fair value at measurement date, share options granted		$ 3
Number of share-based compensation awards issued (in shares) | shares			0
Senior Leadership Team | Restricted Stock Units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	301,190	863,755
Weighted average fair value at measurement date, other equity instruments granted	$ 8	$ 22
Senior Leadership Team | Phantom Performance Share Units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	229,627	192,064
Weighted average fair value at measurement date, other equity instruments granted	$ 6	$ 6
Senior Leadership Team | TELUS Corporation (parent) | Telus Phantom Restricted Share
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares		24,757
Weighted average fair value at measurement date, other equity instruments granted		$ 1